Goodwill (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 129,447,840	$ 203,603,490	$ 171,853,982
CHILE
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 155,221
Perpetual growth	3.00%
Discount rate	8.62%
ARGENTINA
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 28,438
Perpetual growth	2.50%
Discount rate	26.43%
URUGUAY
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 1,990
Perpetual growth	2.20%
Discount rate	9.64%
PARAGUAY
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 2,396
Perpetual growth	2.20%
Discount rate	11.39%
BOLIVIA
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 2,414
Perpetual growth	4.40%
Discount rate	14.07%